UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch           Englewood Cliffs, NJ            May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $685,037
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                 FORM 13F INFORMATION TABLE
                                               Redwood Capital Management, LLC
                                                        March 31, 2013



COLUMN 1                        COLUMN  2           COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                               VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP     (X$1000) PRN AMT   PRN CALL  DISCRETION  MNGRS    SOLE    SHARED  NONE
AETNA INC NEW                   COM                 00817Y108   1,534     30,000 SH          SOLE      NONE       30,000
AMERICAN CAP LTD                COM                 02503Y103  14,634  1,002,700 SH          SOLE      NONE    1,002,700
AMERICAN INTL GROUP INC         COM NEW             026874784  78,067  2,011,000 SH          SOLE      NONE    2,011,000
BOEING CO                       COM                 097023105  23,180    270,000 SH          SOLE      NONE      270,000
BP PLC                          SPONSORED ADR       055622104  23,293    550,000 SH          SOLE      NONE      550,000
CENTRAL PAC FINL CORP           COM NEW             154760409   3,962    252,361 SH          SOLE      NONE      252,361
CHILDRENS PL RETAIL STORES I    COM                 168905107  24,462    545,779 SH          SOLE      NONE      545,779
CIGNA CORPORATION               COM                 125509109  31,165    499,680 SH          SOLE      NONE      499,680
CITIGROUP INC                   COM NEW             172967424  34,065    770,000 SH          SOLE      NONE      770,000
COMMONWEALTH REIT               COM SH BEN INT      203233101  11,220    500,000 SH          SOLE      NONE      500,000
DECKERS OUTDOOR CORP            COM                 243537107  10,024    180,000 SH          SOLE      NONE      180,000
DELPHI AUTOMOTIVE PLC           SHS                 G27823106  26,640    600,000 SH          SOLE      NONE      600,000
DELTA AIR LINES INC DEL         COM NEW             247361702   8,255    500,000 SH          SOLE      NONE      500,000
EXELON CORP                     COM                 30161N101  31,377    910,000 SH          SOLE      NONE      910,000
EXELON CORP                     COM                 30161N101   2,620     76,000     CALL    SOLE      NONE       76,000
EXPRESS SCRIPTS HLDG CO         COM                 30219G108   2,881     50,000 SH          SOLE      NONE       50,000
GENERAL DYNAMICS CORP           COM                 369550108   7,051    100,000 SH          SOLE      NONE      100,000
GENERAL MTRS CO                 COM                 37045V100  17,109    615,000 SH          SOLE      NONE      615,000
GREEN PLAINS RENEWABLE ENERG    COM                 393222104   5,195    454,111 SH          SOLE      NONE      454,111
HARTFORD FINL SVCS GROUP INC    COM                 416515104  25,800  1,000,000 SH          SOLE      NONE    1,000,000
HERTZ GLOBAL HOLDINGS INC       COM                 42805T105  24,486  1,100,000 SH          SOLE      NONE    1,100,000
HEWLETT PACKARD CO              COM                 428236103   1,192     50,000 SH          SOLE      NONE       50,000
JPMORGAN CHASE & CO             COM                 46625H100  35,595    750,000 SH          SOLE      NONE      750,000
LEAR CORP                       COM NEW             521865204  43,937    800,755 SH          SOLE      NONE      800,755
LYONDELLBASELL INDUSTRIES N     SHS - A -           N53745100   6,329    100,000 SH          SOLE      NONE      100,000
MDC PARTNERS INC                CL A SUB VTG        552697104   8,085    500,000 SH          SOLE      NONE      500,000
MERCER INTL INC                 COM                 588056101   6,406    927,000 SH          SOLE      NONE      927,000
METLIFE INC                     COM                 59156R108  45,624  1,200,000 SH          SOLE      NONE    1,200,000
NORTEL INVERSORA S A            SPON ADR PFD B      656567401   6,473    442,435 SH          SOLE      NONE      442,435
PRUDENTIAL FINL INC             COM                 744320102  19,703    334,000 SH          SOLE      NONE      334,000
SELECT SECTOR SPDR TR           SBI INT-ENERGY      81369Y506   3,055     38,525 SH          SOLE      NONE       38,525
STEEL PARTNERS HLDGS L P        LTD PRTRSHIP U      85814R107     251     18,462 SH          SOLE      NONE       18,462
SUNCOKE ENERGY INC              COM                 86722A103     898     55,000 SH          SOLE      NONE       55,000
SUNCOR ENERGY INC NEW           COM                 867224107   3,001    100,000 SH          SOLE      NONE      100,000
TELECOM ARGENTINA S A           SPON ADR REP B      879273209   2,177    150,000 SH          SOLE      NONE      150,000
UNITED CONTL HLDGS INC          COM                 910047109  32,017  1,000,230 SH          SOLE      NONE    1,000,230
VODAFONE GROUP PLC NEW          SPONS ADR NEW       92857W209   8,520    300,000 SH          SOLE      NONE      300,000
WELLPOINT INC                   COM                 94973V107  30,461    459,923 SH          SOLE      NONE      459,923
YPF SOCIEDAD ANONIMA            SPON ADR CL D       984245100  24,293  1,700,000 SH          SOLE      NONE    1,700,000







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